UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Products Corporation
Address:  Park Avenue Plaza
          55 East 52 Street
          New York, N.Y. 10055

13F File Number: 028-11927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael McGuire
Title:   Compliance Officer
Phone:   212-407-7352
Signature, Place, Date of Signing:

   Michael McGuire                New York, N.Y.    May 12, 2010


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $110,429
					(in thousands)

List of Other Included Managers:

None

SWISS RE FINANCIAL PRODUCTS CORPORATION
FORM 13F
QUARTER ENDED March 31, 2010

                                                        FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES OR   SH/ PUT/ INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1000) PRN AMT     PRN CALL DSCRETN    MANAGERS   SOLE   SHARED  NONE
AMGEN INC                        COM             031162100       9,436     157686  SH      Defined       0      157686    0       0
C&D TECHNOLOGIES INC             NOTE 5.500%11/1 124661AC3       4,217    5400000 PRN      Defined       0           0    0   NONE
ENERGY CONVERSION DEVICES INC    COM             292659109         503      64300  SH      Defined       0       64300    0       0
EVERGREEN SOLAR INC              NOTE 4.000% 7/1 30033RAC2       3,869    7550000 PRN      Defined       0           0    0   NONE
FOREST OIL CORP                  COM             346091705        460      17800  SH      Defined         0       17800    0       0
GILEAD SCIENCES INC              COM             375558103       16,656     366296  SH      Defined       0      366296    0       0
GREAT ATLANTIC & PAC TEA INC     COM             390064103       1,522     198413  SH      Defined       0      198413    0       0
ISHARES TR                       MSCI EAFE IDX   464287465      47,130     841900  SH      Defined       0      841900    0       0
MASTERCARD INC                   CL A            57636Q104        3,848      15150  SH      Defined       0       15150    0       0
NABORS INDUSTRIES LTD            COM             G6359F103        5,889     300000  SH      Defined       0      300000    0       0
SYMANTEC CORP                    COM             871503108      13,668     807326  SH      Defined       0      807326    0       0
UNION PAC CORP                   COM             907818108       3,232      44097  SH      Defined       0       44097    0       0